Long-term Debt - Schedule of Debt (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Jan. 22, 2022	Dec. 31, 2020
Debt Instrument [Line Items]
Term Loans	$ 303,167,029		$ 353,529,457
Current portion of long-term debt associated with vessel held for sale	7,173,988		0
Current portion of deferred finance charges associated with vessels held for sale	32,464,732		41,161,686
Long term debt	263,528,309		312,367,771
Total debt	303,167,029		353,529,457
Current portion of deferred finance charges	628,113		613,794
Deferred finance charges non-current	1,567,334		1,118,450
Total deferred finance charges	2,195,447		1,732,244
Total debt, net of deferred finance charges	300,971,582		351,797,213
Less: Current portion of long-term debt, net of current portion of deferred finance charges	31,836,619		40,547,892
Long-term debt	261,960,975		311,249,321
Less: Current portion of long-term debt, associated with vessel held for sale	$ 7,173,988		0
Term Loan 1 [Member]
Debt Instrument [Line Items]
Maturity Date	Nov. 10, 2021
Drawn Amount	$ 14,094,184
Term Loans	$ 0		9,694,184
Term Loan 4 [Member]
Debt Instrument [Line Items]
Maturity Date	Aug. 06, 2021
Drawn Amount	$ 11,000,000
Term Loans	$ 0		9,080,000
Term Loan 2 [Member]
Debt Instrument [Line Items]
Maturity Date	Aug. 06, 2021
Drawn Amount	$ 27,675,000
Term Loans	$ 0		18,600,000
Term Loan 20 [Member]
Debt Instrument [Line Items]
Maturity Date	Jul. 11, 2026
Drawn Amount	$ 22,230,000
Term Loans	$ 15,084,643		18,260,357
Term Loan 21 [Member]
Debt Instrument [Line Items]
Maturity Date	Dec. 29, 2022
Drawn Amount	$ 25,458,432
Term Loans	$ 3,039,647		13,701,816
Term Loan 3 [Member]
Debt Instrument [Line Items]
Maturity Date	Jan. 14, 2026
Drawn Amount	$ 50,225,000		25,420,000
Term Loans	$ 22,675,000
Term Loan 5 [Member]
Debt Instrument [Line Items]
Maturity Date	Dec. 18, 2023
Drawn Amount	$ 9,480,000
Term Loans	$ 7,080,000		7,880,000
Term Loan 6 [Member]
Debt Instrument [Line Items]
Maturity Date	Jan. 21, 2021
Drawn Amount	$ 20,925,000
Term Loans	$ 0		12,760,000
Term Loan 22 [Member]
Debt Instrument [Line Items]
Maturity Date	Aug. 06, 2021
Drawn Amount	$ 67,200,000
Term Loans	$ 0		43,635,000
Term Loan 23 [Member]
Debt Instrument [Line Items]
Maturity Date	Jan. 25, 2021
Drawn Amount	$ 22,400,000
Term Loans	$ 0		14,933,360
Term Loan 24 [Member]
Debt Instrument [Line Items]
Maturity Date	Jan. 21, 2028
Drawn Amount	$ 43,800,000	$ 40,731,975	14,218,750
Term Loan 10 [Member]
Debt Instrument [Line Items]
Maturity Date	Jul. 07, 2023
Drawn Amount	$ 25,350,000
Term Loans	$ 12,146,875		14,259,375
Term Loan 7 [Member]
Debt Instrument [Line Items]
Maturity Date	Nov. 10, 2021
Drawn Amount	$ 22,275,000
Term Loans	$ 0		14,010,000
Term Loan 8 [Member]
Debt Instrument [Line Items]
Maturity Date	Dec. 31, 2025
Drawn Amount	$ 65,650,000
Term Loans	$ 48,739,300		52,842,620
Term Loan 9 [Member]
Debt Instrument [Line Items]
Maturity Date	Apr. 17, 2026
Drawn Amount	$ 70,787,500
Term Loans	$ 52,456,243		57,512,495
Term Loan 11 [Member]
Debt Instrument [Line Items]
Maturity Date	Jun. 19, 2026
Drawn Amount	$ 11,505,000
Term Loans	$ 10,354,500		11,121,500
Term Loan 12 [Member]
Debt Instrument [Line Items]
Maturity Date	Nov. 07, 2026
Drawn Amount	$ 15,600,000
Term Loans	$ 14,733,333		15,600,000
Term Loan 13 [Member]
Debt Instrument [Line Items]
Maturity Date	Feb. 04, 2027
Drawn Amount	$ 18,850,000
Term Loans	$ 18,064,582		0
Term Loan 14 [Member]
Debt Instrument [Line Items]
Maturity Date	Aug. 06, 2026
Drawn Amount	$ 60,000,000
Term Loans	$ 58,060,931		$ 0